Schedule I - Restatement of previously issued financial statements (Details 1) - USD ($) $ in Thousands	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total current assets	$ 214,882		$ 65,824
Total assets	563,548		228,624
LABILITIES AND PARTNER'S CAPITAL
Accrued liabilities and other payables	13,365		7,843
Other current liabilities	31,088		216,480
Total current liabilities	47,519		221,486
Total liabilities	327,170		276,720
Partners' capital
Total Partners' capital	236,378	$ 24,524	(48,096)	$ (53,229)	$ (65,196)
Total liabilities and Partners' capital	563,548		$ 228,624
Parent Company [Member]
Total current assets	293,644
Investments in subsidiaries	3,199
Total assets	296,843
LABILITIES AND PARTNER'S CAPITAL
Accrued liabilities and other payables	0
Other current liabilities	835
Total current liabilities	835
Accumulated losses of joint ventures	59,630
Total liabilities	60,465
Partners' capital
Total Partners' capital	236,378
Total liabilities and Partners' capital	296,843
Scenario, Previously Reported [Member]
Total current assets	293,644
Investments in subsidiaries	9,154
Total assets	302,798
LABILITIES AND PARTNER'S CAPITAL
Accrued liabilities and other payables	4,894
Other current liabilities	835
Total current liabilities	5,728
Accumulated losses of joint ventures	59,630
Total liabilities	65,358
Partners' capital
Total Partners' capital	237,440
Total liabilities and Partners' capital	302,798
Restatement Adjustment [Member]
Total current assets	0
Investments in subsidiaries	(5,955)
Total assets	(5,955)
LABILITIES AND PARTNER'S CAPITAL
Accrued liabilities and other payables	(4,894)
Other current liabilities	0
Total current liabilities	(4,893)
Accumulated losses of joint ventures	0
Total liabilities	(4,893)
Partners' capital
Total Partners' capital	(1,062)
Total liabilities and Partners' capital	$ (5,955)